Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents
Cash and cash equivalents consist of the following:

	As of March 31,
	2024		2023
Cash on hand	Rs.	1	Rs.	1
Balances with banks		4,521		3,035
Term deposits with banks (original maturities less than 3 months)		2,585		2,743
Cash and cash equivalents	Rs.	7,107	Rs.	5,779
Restricted cash balances included above
Balance in unclaimed dividend and debenture interest account	Rs.	87	Rs.	86
Other restricted cash balances		213		73